Document and Entity Information	Mar. 13, 2024
Cover [Abstract]
Document Type	8-K
Document Period End Date	Mar. 13, 2024
Entity Registrant Name	Coinbase Global, Inc.
Entity Incorporation State Country Code	DE
Entity File Number	001-40289
Entity Tax Identification Number	46-4707224
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Class A common stock, $0.00001 par value
Trading Symbol	COIN
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Entity Central Index Key	0001679788
Amendment Flag	false